Capital, Share Premium, Reserves - Other comprehensive income (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Capital, Share Premium, Reserves
Opening value at January 1			€ 202	€ 149
Currency translation differences	€ 100	€ (54)	(14)	138
Ending value at, total other comprehensive income	188	287	188	287
Currency translation reserve
Capital, Share Premium, Reserves
Opening value at January 1			270	149
Currency translation differences			(14)	138
Ending value at, total other comprehensive income	256	€ 287	256	€ 287
Post-employment benefit obligations
Capital, Share Premium, Reserves
Opening value at January 1			(68)
Ending value at, total other comprehensive income	€ (68)		€ (68)